SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 1,968,416	$ 1,264,639
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	1,748,894	1,109,616
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue by region	$ 219,522	$ 155,023